Share-Based Compensation - Information about Restricted Stock Award Stock and Performance Award and Stock Option Activity (Detail) (Tronox Incorporated Management Equity Incentive Plan, USD $)			1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Predecessor	Jan. 31, 2011 Predecessor	Jan. 31, 2011 Predecessor Restricted Stock Awards & Stock Opportunity Grants	Jan. 31, 2011 Predecessor Performance Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance					148,053	2,689,150
Number of Shares, Awards vested/cancelled					(148,053)	(2,689,150)
Intrinsic Value, Beginning Balance	$ 4,700,000	$ 700,000		$ 9.54
Intrinsic Value, Awards vested/cancelled
Intrinsic Value, Ending Balance	$ 4,700,000	$ 700,000
Contractual life years, awards vested/cancelled			0 years
Contractual life years, beginning balance			0 years	5 years 3 months 22 days
Price, Beginning Balance	$ 22.16	$ 22.00		$ 9.54
Price, Awards vested/cancelled
Price, Ending Balance	$ 22.16	$ 22.00
Number of Options, Beginning Balance	367,330	345,000		1,152,408
Number of Shares, awards vested/cancelled				(1,152,408)
Number of Options, Ending Balance	367,330	345,000
Beginning Balance				$ 4.92
Fair value, awards vested/cancelled
Fair Value, Ending Balance